Note 6 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31
	2016	2015
Federal
Current	$274,947	$519,271
Deferred	(221,144)	(377,356)
	53,803	141,915
State
Current	50,878	161,571
	50,878	161,571
Total	$104,681	$303,486

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31
	2016	2015
Income tax expense at U.S. federal statutory rate	34.0%	34.0%
Benefit of tax deduction allowed to manufacturing companies	(6.6)	(7.0)
Current year state and local income taxes net of federal income tax benefit	8.4	7.3
Other	(9.5)	10.0
Provision for income taxes	26.3%	44.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31
	2016	2015
Deferred tax liabilities:
Depreciation	$(871,665)	$(1,231,047)
Total deferred tax liabilities	(871,665)	(1,231,047)
Deferred tax assets:
Inventory capitalization	179,956	201,094
LIFO Inventory	783,645	783,645
Postretirement benefits other than pensions	267,104	370,562
Other	49,462	63,104
Total deferred tax assets	1,280,167	1,418,405
Net deferred tax asset	$408,502	$187,358